Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Segment Information and Sales to Significant Customers

Note 21 — Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, entertainment and media industry service providers.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2019	2018	2017
Revenue
North America (mainly United States)	$2,582,719	$2,550,234	$2,546,290
Europe	598,731	572,196	488,932
Rest of the world	905,219	852,407	831,933

Total	$4,086,669	$3,974,837	$3,867,155

	As of September 30,
	2019	2018
Long-lived Assets(1)
Europe	$206,086	$187,884
North America	95,876	88,251
Rest of the world:
Israel	168,493	161,726
India	36,546	37,239
Others	18,313	21,485

Total	$525,314	$496,585

(1)	Property and equipment, net.

Revenue by nature of activities

	Year Ended September 30,
	2019	2018	2017
Managed services arrangements	$2,246,279	$2,051,589	$2,005,382
Others	1,840,390	1,923,248	1,861,773

Total	$4,086,669	$3,974,837	$3,867,155

Sales to Significant Customers

The Company had one customer, AT&T, which accounted for at least ten percent of its total revenue in each of fiscal years 2019, 2018 and 2017. The percentage of revenue from this customer out of total revenue during fiscal years 2019, 2018 and 2017 was 23%, 27% and 33%, respectively.